                               DELAWARE VIP TRUST

                    Delaware VIP Growth Opportunities Series
                        Delaware VIP Select Growth Series
                            Delaware VIP Trend Series
                               (each, a "Series")

          Supplement to the Series' Statement of Additional Information
                              dated April 30, 2007

Effective  July 16, 2007,  Christopher  M.  Ericksen  has joined  Jeffrey S. Van
Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Gregory M.
Heywood,  and  Daniel J.  Prislin  as a  portfolio  manager on the team that has portfolio management responsibilities for Delaware VIP Select Growth Series.

Effective  July 16,  2007,  Liu-Er  Chen and  Michael S. Tung have been added as portfolio  managers  on  the  team  that  has  primary  responsibility  for  the healthcare portion of Delaware VIP Growth  Opportunities Series and Delaware VIP
Trend Series.

The following  information  supplements the section entitled  "Management of the
Trust--   Officers  and  Trustees"  in  the  Series'   Statement  of  Additional
Information.

------------------------ --------------------- ---------------- ---------------------------------

Name, Address, and       Position(s) Held      Length of Time   Principal Occupation(s) for the
Birthdate                with the Trust        Served           Past 5 Years
------------------------ --------------------- ---------------- ---------------------------------
Michael S. Tung, M.D.     Vice President and     Less than 1       Vice President and Equity
2005 Market Street          Equity Analyst          year                    Analyst
Philadelphia, PA  19103                                         Delaware Investment Advisers (a
                                                                 series of Delaware Management
November 14, 1975                                                       Business Trust)
                                                                        (2007-- Present)

                                                                         Vice President
                                                                         Galleon Group
                                                                         (2005 - 2006)

                                                                            Analyst
                                                                   Hambrecht & Quist Capital
                                                                           Management
                                                                         (2003 - 2005)

                                                                         Junior Analyst
                                                                    Durus Capital Management
                                                                             (2003)

                                                                        Anesthesiologist
                                                                 Beth Israel Deaconess Medical
                                                                 Center, Harvard Medical School
                                                                          (2002-2003)
------------------------ --------------------- ---------------- ---------------------------------

The following information supplements the section entitled "Portfolio Managers--
Other Accounts Managed" in the Series' Statement of Additional Information.

Messrs. Chen, Ericksen, and Tung are responsible for the following accounts. The assets listed below are as of July 16, 2007:

                                                          No. of Accounts    Total Assets in
                                                               with           Accounts with
                        Number of                        Performance-Based    Performance-
                        Accounts   Total Assets Managed        Fees            Based Fees
Liu-Er Chen, CFA
Registered Investment      20          $5.3 billion              0                 $0
Companies
Other Pooled                1          $4.6 million              0                 $0
Investment Vehicles
Other Accounts             12          $1.1 billion              1           $110.9 million

Christopher M.
Ericksen, CFA
Registered Investment      19          $4.8 billion              0                 $0
Companies
Other Pooled                0               $0                   0                 $0
Investment Vehicles
Other Accounts             53         $10.2 billion              2           $728.1 million

Michael S. Tung, M.D.
Registered Investment      18          $3.7 billion              0                 $0
Companies
Other Pooled                1          $4.6 million              0                 $0
Investment Vehicles
Other Accounts              9          $1.1 billion              1           $110.9 million

This Supplement is dated August 24, 2007.

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